September 28, 1995


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE: Rule 24(f)-2 Notice for Municipal Fund for New York
    Investors, Inc.
    (Registration No. 2-82278)


Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing
I can be reached at (302) 791-2919.


Very Truly Yours,



Lisa King
Attorney

Enclosures










September 28, 1995


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

RE:  Rule 24f-2 Notice for Municipal Fund for New York
     Investors, Inc.
     (Registration No. 2-82278)

Ladies and Gentlemen:

In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, Municipal Fund for New York
Investors, Inc. (the "Company") hereby files its Rule 24f-2
Notice.

The following information is required pursuant to Rule 24f-2(b) (1):

   (i)   Notice is being filed for the fiscal year ended:
         July  31, 1995

  (ii) Number or amount of securities which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year:

         Portfolio Name                            Number of Shares

         Municipal Fund for New York Investors     159,767,869

 (iii) Number or amount of securities registered during such fiscal year pursuant to Rule 24e-2:

         Portfolio Name                            Number of Shares

         Municipal Fund for New York Investors     None

  (iv) Number or amount of securities sold during such fiscal year (excluding shares issued upon reinvestment of dividends) during such fiscal year (See Exhibit A attached hereto):

        Name of               Number of            Aggregate Sales
        Portfolios            Portfolio Shares     Price

        Municipal Fund for
        New York Investors    1,040,249,529        $1,040,249,529

   (v) Number or amount of securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2 (excluding shares issued upon reinvestment of dividends):

         Portfolio Name                            Number of Shares

         Municipal Fund for
         New York Investors                        880,479,660



An opinion of counsel with respect to the issuance of the above shares accompanies this Notice.




Very truly yours,



Edward J. Roach
Vice President and Treasurer

Enclosures

EXHIBIT A

The actual aggregate sales price for which the Portfolio Shares were sold and the actual redemption price of the Portfolio Shares redeemed by the Registrant during the fiscal year ended July 31, 1995, and the calculation of the registration fee pursuant to Rule 24f-2(c) of the Investment Company Act of 1940 are set forth below:


                 (a)              (b)                (c)                   (d)              (e)
                                               Aggregate Sales
                                                  Price of                              Aggregate Sales
                                            Portfolio Securities  Aggregate Redemption  Price of Portfolio
                                               Sold in Reliance   Price ofPortfolio     Securities on
            Gross Portfolio   24e-2 Portfolio  Upon Rule 24f-2    Securities Redeemed   Which Fee Will Be
            Securities Sold   Securities       ((a) minus (b))    During Fiscal Year    Based ((c) minus (d))


Name of
Portfolio

Municipal
Fund for
New York
Investors    $1,040,249,529   $159,769,869     $880,479,660      1,073,881,693          (193,402,033)








No portion of the aggregate redemption price has been applied by Registrant pursuant to Rule 24e-2(a) in a filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Pursuant to Rule 24f-2(c) of the Investment Company Act of 1940, the registration fee with respect to the Portfolio Shares sold is calculated as follows:
$880,479,660 - $1,073,881,693 = $(193,402,033) / 2900 = 0.
Therefore, no registration fee is due.













September 28, 1995



Municipal Fund for New York Investors, Inc.
Bellevue Park Corporate Center
Suite 100
400 Bellevue Parkway
Wilmington, DE 19809

Re: Rule 24f-2 Notice for Municipal Fund for
    New York Investors, Inc. (Registration No. 2-82278)


Gentlemen:

We have acted as counsel for Municipal Fund for New York Investors, Inc., a Maryland corporation (the "Fund"), in connection with the registration under the Securities Act of 1933, as amended, of shares of the Fund's Class A Common Stock, Class A Common Stock - Special Series 1 and Class A Common Stock-Special Series 2 made definite by the Fund's
September 28, 1995 Rule 24f-2 Notice accompanying this opinion (collectively, the "Shares").

In giving the opinion stated below, we have reviewed the Fund's Charter, its By-Laws, resolutions adopted by its Board of Directors and shareholders and such other legal and factual matters as we have deemed appropriate; we have relied upon a certificate of the Fund's transfer agent as to certain matters including whether at any time during the Fund's fiscal year ended July 31, l995 the number of issued and outstanding Shares of any class or series of the Fund's Common Stock exceeded the number of such Shares that the Fund was then authorized to issue; and we have assumed the accuracy of the information in the Rule 24f-2 Notice. We express no opinion concerning the laws of any jurisdiction other than the Maryland General Corporation Law and the Federal law of the United States of America.

Based on the foregoing, we are of the opinion that the Shares were, when issued for payment as described in the Fund's prospectus, legally issued, fully paid and non-assessable by the Fund.

We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Fund's Rule
24f-2 Notice.


Very truly yours,


DRINKER BIDDLE & REATH